Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	¥ 5,576	¥ 4,744	¥ 3,972
Promotion and advertising expenses	2,227	1,823	1,511
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	1,082	752	589
Promotion and advertising expenses	440	231	207
Tencent Group [Member] | Online Music Services
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	277	355	51
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	206	40	18
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	213	21	63
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company's associates and associates of Tencent Group	306	132	88
Other costs to the Company's associates and associates of Tencent Group	¥ 48	¥ 25	¥ 14